Share-based compensation - Fair Value Assumptions (Detail) - € / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assumptions Calculation Fair Value of Shares [Line Items]
Share price at grant date (in eur per share)	€ 462.9	€ 270.7	€ 199.5
Vesting period	2 years 10 months 24 days	2 years 10 months 24 days	2 years 6 months
Dividend yield (in percentage)	0.60%	0.90%	1.10%
Eurozone
Assumptions Calculation Fair Value of Shares [Line Items]
Risk free interest rate (in percentage)	(0.80%)	(0.60%)	(0.80%)
US
Assumptions Calculation Fair Value of Shares [Line Items]
Risk free interest rate (in percentage)	(0.20%)	(1.50%)	(1.80%)
Expected volatility ASML
Assumptions Calculation Fair Value of Shares [Line Items]
Expected volatility	38.50%	28.90%	29.80%
Expected volatility PHLX index
Assumptions Calculation Fair Value of Shares [Line Items]
Expected volatility	35.30%	24.70%	24.80%